LEASES (Details 3)	Dec. 31, 2022 USD ($)
Other Liabilities Disclosure [Abstract]
2023	$ 682,000
2024	693,000
2025	609,000
2026	51,000
2027
Total lease payments	2,035,000
Less interest	(224,000)
Present value of lease liabilities	$ 1,811,000